Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 15,632,584	$ 19,585,775	$ 16,219,547
Accumulated depreciation and amortization	(7,472,752)	(9,117,934)	(7,670,955)
Property and equipment, net	8,159,832	10,467,841	8,548,592
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,899,144	12,030,450	9,941,223
Restaurant Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,496,256	6,389,305	5,952,934
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	650	1,015,853	176,939
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	72,533	73,681	71,965
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 164,001	$ 76,486	$ 76,486